LEASE - Unsecured residual value and Contingent income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Unsecured residual value	$ 58,051	$ 59,398
Contingent income	21,189	11,234
Financial leases	1,918,655	1,913,196	$ 2,064,978
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Unsecured residual value	27,769	25,229
Contingent income	16,727	9,586
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Unsecured residual value	19,330	22,680
Contingent income	1,542	967
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Contingent income	1,484	44
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Unsecured residual value	10,743	11,300
Contingent income	1,435	637
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Unsecured residual value	209	$ 189
Contingent income	$ 1